Capital lease obligations	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Capital Leases In Financial Statements Of Lessor Disclosure [Text Block]

17. Capital lease obligations:

The Company leases certain of its equipment under capital leases. Each lease contract generally has a term of four years with a purchase option. No specific restrictions or guarantee provisions are included in the arrangement.

Future payments on capital leases for the years ending December 31 are as follows:

(In thousands of U.S. dollars)	December 31,

2013	87
2014	87
2015	85
2016	13
Total	274
Less amounts representing interest	(18)
Future payments on capital leases	256
Less current portion	77
Long term portion	179

Interest paid in the years ended December 31, 2010, 2011 and 2012 was approximately $9,000, $20,000 and $14,000, respectively.